                             LETTER TO SHAREHOLDERS

THE INVESTMENT ENVIRONMENT:

Equity markets recovered substantially in the fourth quarter of 1998 and into the first quarter of 1999. Fears of global recession and the potential for severe dislocation in the financial markets all but disappeared in the face of continued strong growth in the United States and stabilization of the economies of Asia and Latin America.

STONEBRIDGE GROWTH FUND:

For the six months ended April 30, 1999, portfolio turnover increased substantially over the same period in fiscal year 1998. The activity is a reflection of our efforts to actively position the Fund to leverage opportunities created by the sell off of 1998. Securities added during this timeframe included Sun Microsystems, Inc. (Computer Hardware & Peripheral), MCI WorldCom, Inc. (Telecom - Long Distance) and Bell Atlantic (Telephone). We see these stocks as a means to allow our shareholders to participate in the growth of the internet without paying "internet" price/earnings multiples. Other securities added such as Gannett, Inc. (Publishing) and Hannaford Brothers Co. (Food and Drug Retailing), reflect our core objective of seeking out the shares of companies with strong sales and earnings growth that can be purchased at reasonable valuations relative to their peer groups.

The Stonebridge Growth Fund participated in the recovery of the equity markets in the fourth quarter of 1998 through the spring of 1999. For the six months ended April 30, 1999, the Fund rose +17.11%. The S&P 500 Index rose +22.32% and the New York Stock Exchange Index rose +17.68%. For the first four months of calendar year 1999, the Fund rose +8.26% versus a rise of +9.05% for the S&P 500 Index and a rise of +6.97% for the New York Stock Exchange Index. While the Fund performed in line with the broad indices, fund volatility was 23% less than the S&P 500 Index over the same period.

STONEBRIDGE AGGRESSIVE GROWTH FUND:

The first six months of fiscal year 1999 proved to be a rewarding environment for investments in small capitalization stocks. At the close of the last fiscal year, we indicated that we would try to take advantage of the volatility of last year's market to purchase high quality growth companies at attractive valuations. We are pleased to report that we found no shortage of opportunities. We made substantial investments in such names as Platinum Technology International, Inc. (Computer Software & Services), ADC Telecommunications, Inc. (Communication Equipment), Warnaco Group, Inc. (Textiles and Shoes), and Imclone Systems, Inc. (Biotechnology). As a result, the Fund posted a substantial gain of +14.78% for the semi-annual report period ended April 30, 1999. This compares to a return of +15.25% for the Russell 2000 Index and +9.01% for the S&P 600 Small Cap Index. For the first four months of calendar year 1999, the Fund rose +3.25% versus a rise of +3.05% for the Russell 2000 Index and a drop of -2.49% for the S&P 600 Small Cap Index.

The sector diversification strategy that we completed last summer with the objective of reducing fund volatility relative to the Russell 2000 Index appears to have achieved our goal. For the first six months of fiscal year 1999, the Fund was 8.5% less volatile than the Russell 2000 Index and this relative volatility was 48.6% less than the same period in fiscal year 1998. Thus, for this period, we achieved our goal of superior risk adjusted returns.

Thank you for your continued support of the Stonebridge Funds. Should you have questions or concerns, please call a Shareholder Services Representative at 1-800-639-3635.

Sincerely,


/s/ Charles E. Woodhouse                    /s/ Richard C. Barrett

Charles E. Woodhouse                        Richard C. Barrett
Director of Research                        President
Stonebridge Capital Management, Inc.        Stonebridge Capital Management, Inc.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 1999

                                                                         SHARES OR
                                                                         PRINCIPAL         MARKET
                                                                           AMOUNT          VALUE
                                                                           ------          -----
COMMON STOCKS (93.6%)
   BASIC MATERIALS (2.5%)
         CHEMICALS (2.5%)
         Du Pont E I De Nemours & Co...................................     15,000      $ 1,059,375
                                                                                        -----------
         TOTAL BASIC MATERIALS.........................................                   1,059,375
                                                                                        -----------

   CAPITAL GOODS (7.9%)
         AEROSPACE & DEFENSE (1.2%)
         Boeing Co.....................................................     12,000          487,500
                                                                                        -----------
         ELECTRICAL EQUIPMENT (3.1%)
         Emerson Electric Co...........................................     20,000        1,290,000
                                                                                        -----------
         MANUFACTURING (3.6%)
         Illinois Tool Works Inc.......................................     20,000        1,540,000
                                                                                        -----------

         TOTAL CAPITAL GOODS...........................................                   3,317,500
                                                                                        -----------

   COMMUNICATION SERVICES (7.3%)
         TELECOM - LONG DISTANCE (1.9%)
         MCI WorldCom Inc*.............................................     10,000          821,875
                                                                                        -----------
         TELEPHONE (5.4%)
         Bell Atlantic Corp............................................     20,000        1,152,500
         SBC Communications Inc........................................     20,000        1,120,000
                                                                                        -----------
                                                                                          2,272,500
                                                                                        -----------
         TOTAL COMMUNICATION SERVICES..................................                   3,094,375
                                                                                        -----------

   CONSUMER CYCLICALS (6.7%)
         PUBLISHING (2.5%)
         Gannett Inc...................................................     15,000        1,062,187
                                                                                        -----------
         TEXTILES & SHOES  (4.2%)
         Intimate Brands Inc Class A...................................     35,000        1,750,000
                                                                                        -----------
         TOTAL CONSUMER CYCLICALS......................................                   2,812,187
                                                                                        -----------

   CONSUMER STAPLES (12.5%)
         BROADCAST MEDIA & ENTERTAINMENT (4.0%)
         Time Warner Inc...............................................     24,000        1,680,000
                                                                                        -----------
         FOOD AND DRUG RETAILING (4.3%)
         Hannaford Brothers Co.........................................     20,000          872,500
         Pepsico Inc...................................................     25,000          923,438
                                                                                        -----------
                                                                                          1,795,938
                                                                                        -----------

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 1999

                                                                         SHARES OR
                                                                         PRINCIPAL         MARKET
                                                                           AMOUNT          VALUE
                                                                           ------          -----
COMMON STOCKS (CONTINUED)
   CONSUMER STAPLES (CONTINUED)
         HOUSEHOLD PRODUCTS & HOUSEWARES (2.4%)
         Campbell Soup Co..............................................     25,000      $ 1,025,000
                                                                                        -----------
         PERSONAL CARE (1.8%)
         Gillette Co...................................................     15,000          782,812
                                                                                        -----------
         TOTAL CONSUMER STAPLES........................................                   5,283,750
                                                                                        -----------

   ENERGY (2.5%)
         OIL - INTERNATIONAL (2.5%)
         Mobil Corp....................................................     10,000        1,047,500
                                                                                        -----------
         TOTAL ENERGY..................................................                   1,047,500
                                                                                        -----------

   FINANCIAL (13.9%)
         BANKS - MAJOR REGIONAL (2.0%)
         Chase Manhattan Corp..........................................     10,000          827,500
                                                                                        -----------
         BROKERAGE & DIVERSE FINANCIAL SERVICES (6.5%)
         American Express Co...........................................     10,000        1,306,875
         Fannie Mae....................................................     20,000        1,418,750
                                                                                        -----------
                                                                                          2,725,625
                                                                                        -----------
         INSURANCE - MULTILINE & BROKERAGE (3.1%)
         American International Group Inc..............................     11,250        1,321,172
                                                                                        -----------
         INSURANCE - PROPERTY (2.3%)
         MGIC Investment Corp..........................................     20,000          971,250
                                                                                        -----------
         TOTAL FINANCIAL...............................................                   5,845,547
                                                                                        -----------

   FOREIGN STOCKS (7.7%)
         Nestle S A Sponsored ADR*(1)..................................     12,000        1,112,549
         Roche Holdings Ltd Sponsored ADR..............................     10,000        1,178,364
         Royal Dutch Petroleum Co......................................     16,000          939,000
                                                                                        -----------
         TOTAL FOREIGN STOCKS                                                             3,229,913
                                                                                        -----------

   HEALTHCARE (9.8%)
         HEALTHCARE - DIVERSE (8.2%)
         Abbott Labs...................................................     35,000        1,695,313
         Bristol Myers Squibb Co.......................................     20,000        1,271,250
         Johnson & Johnson Inc.........................................      5,000          487,500
                                                                                        -----------
                                                                                          3,454,063
                                                                                        -----------

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 1999

                                                                         SHARES OR
                                                                         PRINCIPAL         MARKET
                                                                           AMOUNT          VALUE
                                                                           ------          -----
COMMON STOCKS (CONTINUED)
   HEALTHCARE (CONTINUED)
         MAJOR DRUGS (1.6%)
         Merck & Co Inc................................................     10,000      $   702,500
                                                                                        -----------
         TOTAL HEALTHCARE..............................................                   4,156,563
                                                                                        -----------

   TECHNOLOGY (22.8%)
         COMMUNICATION - EQUIPMENT (1.7%)
         Motorola Inc..................................................      9,000          721,125
                                                                                        -----------
         COMPUTER HARDWARE & PERIPHERAL (10.3%)
         Compaq Computer Corp..........................................     30,000          669,375
         Lexmark International Group Inc Class A*......................     20,000        2,470,000
         Sun Microsystems Inc..........................................     20,000        1,196,250
                                                                                        -----------
                                                                                          4,335,625
                                                                                        -----------
         COMPUTER SOFTWARE & SERVICES (5.0%)
         Computer Associates International Inc.........................     25,000        1,067,188
         International Business Machines Corp..........................      5,000        1,045,937
                                                                                        -----------
                                                                                          2,113,125
                                                                                        -----------
         ELECTRONICS - INSTRUMENTS & DISTRIBUTION (2.9%)
         W.W. Grainger Inc.............................................     24,000        1,204,500
                                                                                        -----------
         SEMICONDUCTORS (2.9%)
         Intel Corp....................................................     20,000        1,223,750
                                                                                        -----------
         TOTAL TECHNOLOGY..............................................                   9,598,125
                                                                                        -----------

TOTAL COMMON STOCKS
         (Cost $22,765,569)............................................                  39,444,835
                                                                                        -----------

WARRANTS (0.0%)
         Coram Healthcare Corp.........................................        495                0
         (Cost $0)                                                                      -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.4%)
         Federal Mortgage Corporation Discount Note 4.52%, 05/06/99....  1,000,000          999,280
                                                                                        -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS...............................                     999,280
         (Cost $999,280)                                                                -----------

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 1999

                                                                         SHARES OR
                                                                         PRINCIPAL         MARKET
                                                                           AMOUNT          VALUE
                                                                           ------          -----
MUTUAL FUNDS (3.9%)
         Fifth Third Money Market Fund.................................  1,648,372       $1,648,372
                                                                                        -----------
TOTAL MUTUAL FUNDS.....................................................                   1,648,372
         (Cost $1,648,372)                                                              -----------

TOTAL INVESTMENTS (99.9%)
         (Cost $25,413,221)............................................               $  42,092,487

OTHER ASSETS IN EXCESS OF  LIABILITIES (0.1%)..........................                      30,298
                                                                                        -----------
NET ASSETS (100%)......................................................               $  42,122,785
                                                                                        -----------
                                                                                        -----------


*Securities on which no cash dividends were paid during the preceding six (6) months.

(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 1999

                                                                         SHARES OR
                                                                         PRINCIPAL         MARKET
                                                                           AMOUNT          VALUE
                                                                           ------          -----
COMMON STOCKS (94.6%)
   BASIC MATERIALS (1.6%)
         PAPER AND FOREST PRODUCTS (1.6%)
         Caraustar Industries Inc......................................      3,000         $ 76,500
                                                                                        -----------
         TOTAL BASIC MATERIALS.........................................                      76,500
                                                                                        -----------

   CAPITAL GOODS (8.9%)
         AEROSPACE & DEFENSE (4.4%)
         Precision Castparts Corp......................................      5,000          213,750
                                                                                        -----------
         ELECTRICAL EQUIPMENT (1.7%)
         Vicor Corp*...................................................      6,000           84,375
                                                                                        -----------
         MANUFACTURING (1.3%)
         Halter Marine Group Inc*......................................     10,000           60,625
                                                                                        -----------
         OFFICE EQUIPMENT & SUPPLIES (1.5%)
         Miller Herman Inc.............................................      3,500           69,781
                                                                                        -----------
         TOTAL CAPITAL GOODS...........................................                     428,531
                                                                                        -----------

   COMMUNICATION SERVICES (3.4%)
         TELECOM - CELLULAR (3.4%)
         Metro One Telecommunications*.................................     10,000          163,125
                                                                                        -----------
         TOTAL COMMUNICATION SERVICES..................................                     163,125
                                                                                        -----------

   CONSUMER CYCLICALS (7.6%)
         RETAIL - SPECIALTY (4.3%)
         Casey's General Stores Inc....................................      7,000           92,750
         General Nutrition Companies Inc.*.............................      7,000          115,937
                                                                                        -----------
         TOTAL CONSUMER CYCLICALS......................................                     208,687
                                                                                        -----------
         TEXTILES AND SHOES - (3.3%)
         Warnaco Group Inc Class A.....................................      6,000          160,125
                                                                                        -----------
         TOTAL CONSUMER CYCLICALS......................................                     368,812
                                                                                        -----------
   CONSUMER STAPLES (4.3%)
         FOODS (1.9%)
         Suiza Foods Corp*.............................................      2,500           93,906
                                                                                        -----------
         RETAIL - FOOD & DRUG (2.4%)
         Whole Foods Market Inc........................................     3,000           117,000
                                                                                        -----------
         TOTAL CONSUMER STAPLES........................................                     210,906
                                                                                        -----------

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 1999

                                                                         SHARES OR
                                                                         PRINCIPAL         MARKET
                                                                           AMOUNT          VALUE
                                                                           ------          -----
COMMON STOCKS (CONTINUED)
   ENERGY (2.3%)
         OIL & GAS - DRILL & EQUIPMENT (2.3%)
         Rowan Companies Inc*..........................................      7,000        $ 112,000
                                                                                        -----------
         TOTAL ENERGY..................................................                     112,000
                                                                                        -----------

   FINANCIAL (10.0%)
         BANKS - MAJOR REGIONAL (5.9%)
         Bancwest Corp.................................................      4,000          159,250
         Popular Inc...................................................      4,000          124,000
                                                                                        -----------
                                                                                            283,250
                                                                                        -----------
         BROKERAGE AND DIVERSE FINANCIAL SERVICES  (1.3%)
         Ocwen Financial Corp*.........................................      7,500           63,281
                                                                                        -----------
         INSURANCE - PROPERTY (2.8%)
         Fidelity National Financial Inc...............................      7,500          136,875
                                                                                        -----------
         TOTAL FINANCIAL...............................................                     483,406
                                                                                        -----------

   HEALTHCARE (19.7%)
         BIOTECHNOLOGY (11.4%)
         Chiron Corp*..................................................     10,000          201,250
         Gilead Sciences Inc*..........................................      2,000           92,125
         Imclone Systems Inc*..........................................      5,000           90,313
         Onyx Pharmaceuticals Inc*.....................................     10,000           80,000
         Sangstat Medical Corp*........................................      6,000           87,000
                                                                                        -----------
                                                                                            550,688
                                                                                        -----------
         MAJOR DRUGS (6.7%)
         Dura Pharmaceuticals Inc*.....................................      8,000           96,000
         Fuisz Technologies Ltd*.......................................     10,000           72,500
         La Jolla Pharmaceutical*......................................     30,000           75,000
         Watson Pharmaceuticals Inc*...................................      2,000           81,000
                                                                                        -----------
                                                                                            324,500
                                                                                        -----------
         MEDICAL PRODUCTS & SUPPLIES (1.6%)
         Alkermes Inc*.................................................      3,000           80,250
                                                                                        -----------
         TOTAL HEALTHCARE..............................................                     955,438
                                                                                        -----------

   TECHNOLOGY (35.0%)
         COMMUNICATION EQUIPMENT (7.1%)
         ADC Telecommunications Inc*...................................      3,000          143,437
         Qualcomm Inc*.................................................      1,000          200,000
                                                                                        -----------
                                                                                            343,437
                                                                                        -----------

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 1999

                                                                         SHARES OR
                                                                         PRINCIPAL         MARKET
                                                                           AMOUNT          VALUE
                                                                           ------          -----
COMMON STOCKS (CONTINUED)
   TECHNOLOGY (CONTINUED)
         COMPUTER HARDWARE & PERIPHERAL (2.3%)
         Sequent Computer Systems Inc*.................................     10,000        $ 109,375
                                                                                        -----------
         COMPUTER SOFTWARE & SERVICES (14.2%)
         Cambridge Technical Partners Inc*.............................      6,000           86,625
         Earthlink Network Inc*........................................      1,000           68,937
         Orcad Inc*....................................................     10,000           77,500
         Parametric Technology Corp*...................................      9,000          117,563
         Platinum Technology International Inc*........................     10,000          255,000
         Visio Corp* ..................................................      3,000           81,000
                                                                                        -----------
                                                                                            686,625
                                                                                        -----------
         ELECTRONICS - INSTRUMENTS & DISTRIBUTION (2.6%)
         Avid Technology Inc*..........................................      5,000           81,250
         Rambus Inc*...................................................        750           45,094
                                                                                        -----------
                                                                                            126,344
                                                                                        -----------
         SEMICONDUCTORS (6.9%)
         Intel Corp....................................................      3,000          183,563
         Triquint Semiconductor Inc*...................................      5,000          151,875
                                                                                        -----------
                                                                                            335,438
                                                                                        -----------
         SEMICONDUCTOR EQUIPMENT (1.9%)
         Photronics Inc*...............................................      4,000           95,750
                                                                                        -----------
         TOTAL TECHNOLOGY..............................................                   1,696,969
                                                                                        -----------

   TRANSPORTATION (1.8%)
         AIR FREIGHT (1.8%)
         Teekay Shipping Corp..........................................      5,000           85,000
                                                                                        -----------
         TOTAL TRANSPORTATION..........................................                      85,000
                                                                                        -----------

TOTAL COMMON STOCKS
         (Cost $4,018,821).............................................                   4,580,687
                                                                                        -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.6%)
         Federal Mortgage Corporation Discount Note 4.50%, 05/24/99....    175,000          174,524
                                                                                        -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS...............................                     174,524
         (Cost $174,499)                                                                -----------

MUTUAL FUNDS (2.0%)
         Fifth Third Money Market Fund.................................     95,216           95,216
                                                                                        -----------
TOTAL MUTUAL FUNDS.....................................................                      95,216
         (Cost $95,216)                                                                 -----------

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 1999

                                                                         SHARES OR
                                                                         PRINCIPAL         MARKET
                                                                           AMOUNT          VALUE
                                                                           ------          -----
TOTAL INVESTMENTS (100.2%)
         (Cost $4,288,536).............................................                $  4,850,427

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)..........................                     (8,381)
                                                                                        -----------
NET ASSETS (100%)......................................................                $  4,842,046
                                                                                        -----------
                                                                                        -----------


*Securities on which no cash dividends were paid during the preceding six (6) months.

The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                                 APRIL 30, 1999

                                                                                         AGGRESSIVE
                                                                           GROWTH          GROWTH
                                                                            FUND            FUND
                                                                            ----            ----
ASSETS:
   Investments, at value (Cost - see below).......................  $   42,092,487     $  4,850,427
   Dividends and interest receivable..............................          46,050              989
   Receivable for capital stock sold..............................           2,264                0
   Deferred expense subsidy** (Note 4)............................         147,350           54,584
   Prepaid bond expenses..........................................          25,935            3,889
   Other assets...................................................          13,287            1,736
                                                                      -----------------------------

         TOTAL ASSETS.............................................  $   42,327,373     $  4,911,625
                                                                      -----------------------------

LIABILITIES:
   Management fee**...............................................$        166,854   $       53,704
   Administration fee**...........................................           6,334            5,470
   Transfer Agent fee.............................................          17,003            2,866
   Custody fee....................................................             302              432
   Fund Accounting fee............................................           4,881            3,181
   Trustee fee**..................................................           3,633              657
   Printing fee...................................................           4,683            2,017
   Other payables.................................................             898            1,252
                                                                      -----------------------------

         TOTAL LIABILITIES........................................ $       204,588  $        69,579
                                                                      -----------------------------

   NET ASSETS.....................................................  $   42,122,785   $    4,842,046
                                                                      -----------------------------
                                                                      -----------------------------

COMPOSITION OF NET ASSETS:
   Capital stock ($1.00 par value)................................ $     2,511,959  $       491,249
   Paid in capital................................................      20,994,718        3,570,234
   Accumulated undistributed net investment loss..................         (14,232)         (45,752)
   Accumulated net realized gain on investments...................       1,951,074          264,424
   Net unrealized appreciation in value of investments............      16,679,266          561,891
                                                                      -----------------------------

   NET ASSETS .................................................... $    42,122,785  $     4,842,046
                                                                      -----------------------------
                                                                      -----------------------------

NET ASSET VALUE PER SHARE:

   Net assets..................................................... $    42,122,785   $    4,842,046
   Shares outstanding.............................................       2,511,959          491,249
   Net asset value and redemption price per share.................          $16.77            $9.86

COST OF INVESTMENTS............................................... $    25,413,221   $    4,288,536
                                                                      -----------------------------
                                                                      -----------------------------

**Related Party

The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                      STATEMENTS OF OPERATIONS (UNAUDITED)
                    FOR THE SIX MONTHS ENDED APRIL 30, 1999

                                                                                         AGGRESSIVE
                                                                           GROWTH          GROWTH
                                                                            FUND            FUND
                                                                            ----            ----
INVESTMENT INCOME:
INCOME:
  Dividends.......................................................   $     193,437    $       9,535
  Interest........................................................          92,422           14,034
                                                                      -----------------------------

         TOTAL INCOME.............................................   $     285,859           23,569
                                                                      -----------------------------

EXPENSES:
   Management fee.................................................   $     150,925     $     23,641
   Administrative fee.............................................          37,198           37,196
   Transfer Agency fee............................................          58,041            9,759
   Fund Accounting fee............................................          12,785            6,383
   Custodian fee..................................................             632            2,685
   Legal fee......................................................          22,566              391
   Printing fee...................................................          16,846            6,041
   Registration fee...............................................           6,668              987
   Audit fee......................................................           7,108            3,222
   Trustee fee....................................................          13,956            1,693
   Insurance fee..................................................           9,899            1,209
   Other fees.....................................................           3,317            1,236
   Expense subsidy (Note 4).......................................         (39,850)         (25,122)
                                                                      -----------------------------

       TOTAL EXPENSES.............................................   $     300,091    $      69,321
                                                                      -----------------------------
                                                                      -----------------------------

NET INVESTMENT LOSS...............................................  $      (14,232)   $     (45,752)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments...............................   $   1,951,074    $     264,424
   Unrealized appreciation
     Beginning of period..........................................      12,229,647          129,509
     End of period................................................      16,679,266          561,891
                                                                      -----------------------------

   Change in net unrealized appreciation..........................       4,449,619          432,382
                                                                      -----------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................       6,400,693          696,806
                                                                      -----------------------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS...................................................   $   6,386,461    $     651,054
                                                                      -----------------------------
                                                                      -----------------------------

The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS ENDED    PERIOD ENDED
                                                                       APRIL 30,        OCTOBER 31,
                                                                   1999 (UNAUDITED)        1998
                                                                  ---------------------------------
OPERATIONS:
   Net investment income (loss).................................    $    (14,232)     $      9,393
   Net realized gain on investments.............................       1,951,074         1,003,163
   Net change in unrealized appreciation/depreciation...........       4,449,619        (1,065,437)
                                                                  ---------------------------------

         INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS........................................       6,386,461           (52,881)
                                                                  ---------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income.........................               0           (54,630)
   Distributions from net realized gain on investments..........               0        (7,908,061)
                                                                  ---------------------------------

         DECREASE IN NET ASSETS RESULTING FROM
         DISTRIBUTIONS TO SHAREHOLDERS..........................               0        (7,962,691)
                                                                  ---------------------------------

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Net increase (decrease) in net assets derived from
     shares of beneficial interest transactions (Note 2) .......      (3,037,376)        4,409,424
                                                                  ---------------------------------

NET  INCREASE (DECREASE) IN NET ASSETS..........................       3,349,085        (3,606,148)
                                                                  ---------------------------------

NET ASSETS:
   Beginning of period..........................................      38,773,700        42,379,848
                                                                  ---------------------------------

   End of period (including accumulated undistributed net
      investment loss of ($14,232) and $0, respectively)........    $ 42,122,785      $ 38,773,700
                                                                  ---------------------------------
                                                                  ---------------------------------

The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                       APRIL 30,        OCTOBER 31,
                                                                   1999 (UNAUDITED)        1998
                                                                  ---------------------------------
OPERATIONS:
   Net investment income (loss).................................   $     (45,752)  $      (104,471)
   Net realized gain on investments.............................         264,424           (77,914)
   Net change in unrealized appreciation/depreciation...........         432,382        (1,040,401)
                                                                  ---------------------------------

         INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS .......................................         651,054        (1,222,786)
                                                                  ---------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income.........................               0                 0
   Distributions from net realized gain on investments..........               0          (924,200)
                                                                  ---------------------------------

         DECREASE IN NET ASSETS RESULTING FROM
         DISTRIBUTIONS TO SHAREHOLDERS..........................               0          (924,200)
                                                                  ---------------------------------

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Net increase (decrease) in net assets derived from
     shares of beneficial interest transactions (Note 2) .......        (472,558)        1,382,109
                                                                  ---------------------------------

NET  INCREASE (DECREASE) IN NET ASSETS..........................         178,496          (764,877)
                                                                  ---------------------------------

NET ASSETS:
   Beginning of period..........................................       4,663,550         5,428,427
                                                                  ---------------------------------

   End of period (including accumulated undistributed net
      investment loss of ($45,752) and $0, respectively)........     $ 4,842,046       $ 4,663,550
                                                                  ---------------------------------
                                                                  ---------------------------------

The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING
                       THROUGHOUT THE PERIODS INDICATED:

                                                         SIX MONTHS ENDED   PERIOD ENDED
                                                             APRIL 30,       OCTOBER 31,    YEARS ENDED NOVEMBER 30,
                                                          1999 (UNAUDITED)      1998     1997    1996     1995     1994
                                                       --------------------------------------------------------------------
PER SHARE DATA
--------------
Net asset value, beginning of period.....................       $14.32        $17.69   $16.56   $14.36   $12.61   $12.62
                                                            ---------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:

   Net investment income.................................        (0.01)         0.00     0.02     0.10     0.17     0.07
   Net realized and unrealized gain (loss)
      on investments.....................................         2.46         (0.07)    2.90     2.83     2.34     0.29
                                                            ---------------------------------------------------------------
   Total income from investment operations...............         2.45         (0.07)    2.92     2.93     2.51     0.36
                                                            ---------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
STOCKHOLDERS:
   Distributions from net investment
      income.............................................         0.00         (0.02)   (0.10)   (0.17)   (0.07)   (0.07)
   Distributions from net realized gain
      on investments.....................................         0.00         (3.28)   (1.69)   (0.56)   (0.69)   (0.30)
                                                            ---------------------------------------------------------------
   Total distributions to shareholders...................         0.00         (3.30)   (1.79)   (0.73)   (0.76)   (0.37)
                                                            ---------------------------------------------------------------
Net asset value, end of period...........................       $16.77        $14.32   $17.69   $16.56   $14.36   $12.61
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
TOTAL RETURN.............................................        17.11%        (0.44)%  19.79%   21.46%   23.50%    2.81%
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------
   Net assets, end of period (in 000s)...................      $42,123       $38,774  $42,380  $39,602  $34,775  $30,775
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
   Ratio of operating expenses to
     average net assets..................................         1.50%*        1.50%*   1.50%    1.47%    1.49%    1.64%
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
   Ratio of operating expenses to average
      net assets without fee waivers.....................         1.69%*        1.78%*   1.50%    1.47%    1.49%    1.64%
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets...............................        (0.07)%*       0.02%*   0.11%    0.67%    1.27%    0.53%
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
   Ratio of net investment income (loss) to
     average net assets without fee waivers..............         0.13%*       (0.25)%*  0.11%    0.67%    1.27%    0.53%
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
   Portfolio turnover rate**.............................           23%           41%      41%      45%      38%      36%
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------

    *Annualized

   **A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 1999 were $10,519,573 and $8,452,503, respectively.

The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING
                        THROUGHOUT THE PERIODS INDICATED


                                                         SIX MONTHS ENDED
                                                             APRIL 30,                      YEARS ENDED OCTOBER 31,
                                                          1999 (UNAUDITED)      1998     1997    1996     1995     1994
                                                       --------------------------------------------------------------------
PER SHARE DATA
--------------

Net asset value, beginning of period.....................        $8.59        $13.27   $13.19   $13.97   $10.24   $12.07
                                                            ---------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income (loss)..........................        (0.09)        (0.37)   (0.20)   (0.17)   (0.26)   (0.29)
   Net realized and unrealized gain (loss)
      on investments.....................................         1.36         (2.07)    2.83     0.90     4.51     0.55
                                                            ---------------------------------------------------------------
   Total income from investment operations...............         1.27         (2.44)    2.63     0.73     4.25     0.26
                                                            ---------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain
      on investments.....................................         0.00         (2.24)   (2.55)   (1.51)   (0.52)   (2.09)
                                                            ---------------------------------------------------------------
   Total distributions to shareholders ..................         0.00         (2.24)   (2.55)   (1.51)   (0.52)   (2.09)
                                                            ---------------------------------------------------------------
Net asset value, end of period...........................        $9.86         $8.59   $13.27   $13.19   $13.97   $10.24
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
TOTAL RETURN.............................................        14.78%       (20.23)%  22.89%    5.70%   43.71%    1.86%
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
----------------------------
   Net assets, end of period (in 000s)...................       $4,842        $4,664   $5,428   $4,539   $4,151   $2,992
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
   Ratio of operating expenses to
     average net assets..................................         2.93%*        2.90%    2.90%    2.29%    3.10%    3.51%
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
   Ratio of operating expenses to average
      net assets without fee waivers.....................         3.99%*        3.69%    2.90%    2.29%    3.10%    3.51%
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
   Ratio of net investment income (loss) to
     average net assets..................................        (1.93)%*      (2.01)%  (1.62)%  (1.26)%  (2.10)%  (2.86)%
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
   Ratio of net investment income (loss) to
     average net assets without fee waivers..............        (0.87)%*      (1.22)%  (1.62)%  (1.26)%  (2.10)%  (2.86)%
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
   Portfolio turnover rate**.............................           45%           92%      88%     108%      60%      43%
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------

    *Annualized
   **A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 1999 were $2,063,851 and $1,914,995, respectively.

The accompanying notes to financial statements are an integral part of the financial statements.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

       ORGANIZATION AND NATURE OF OPERATIONS -- Stonebridge Funds Trust ("the Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Growth Fund (previously the Stonebridge Growth Fund, Inc.) and the Stonebridge Aggressive Growth Fund (previously the Stonebridge Aggressive Growth Fund, Inc.), each referred to as a "Series" of the Trust.

       USE OF ESTIMATES -- The preparation of each Series' financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

       SECURITY VALUATION -- Investment securities listed or traded on a registered securities exchange or quoted on NASDAQ are valued at the last sales price on the date of valuation. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value.

       FEDERAL INCOME TAXES -- As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each Series is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year.

       DISTRIBUTIONS -- Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

       Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Series.

       ALLOCATION OF EXPENSE -- Trust expenses which are not Series specific are allocated to each Series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

       OTHER -- Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2.     SHARES OF BENEFICIAL INTEREST:

       At April 30, 1999, there were an indefinite number of $1.00 par value shares of beneficial interest. Transactions in shares of beneficial interest for the six months ended April 30, 1999 and for the year ended October 31, 1998, were as follows:

                                                                     STONEBRIDGE GROWTH FUND
                                                       For the Six Months Ended   For the Period Ended
                                                          April 30, 1999            October 31, 1998
                                                          --------------            ----------------
                                                        Shares       Amount       Shares         Amount
                                                        ------       ------       ------         ------
   Shares Sold.....................................     21,654   $   335,971       86,431     $1,380,501
   Shares Issued in Reinvestment of Dividends......          0             0      532,749      7,837,364
                                                      --------------------------------------------------
   Total...........................................     21,654       335,971      619,180      9,217,865
   Less Shares Redeemed............................   (218,152)   (3,373,347)    (306,521)    (4,808,441)
                                                      --------------------------------------------------
   Net Increase (Decrease).........................   (196,498)  $(3,037,376)     312,659     $4,409,424
                                                      --------------------------------------------------
                                                      --------------------------------------------------

                                                               STONEBRIDGE AGGRESSIVE GROWTH FUND
                                                       For the Six Months Ended   For the Period Ended
                                                          April 30, 1999            October 31, 1998
                                                          --------------            ----------------
                                                        Shares       Amount       Shares         Amount
                                                        ------       ------       ------         ------
   Shares Sold.....................................      7,289   $    66,906      101,506     $1,102,475
   Shares Issued in Reinvestment of Dividends......          0             0       89,906        863,993
                                                      --------------------------------------------------
   Total...........................................      7,289        66,906      191,412      1,966,468
   Less Shares Redeemed............................    (59,097)     (539,464)     (57,432)      (584,359)
                                                      --------------------------------------------------
   Net Increase (Decrease).........................    (51,808)  $  (472,558)     133,980     $1,382,109
                                                      --------------------------------------------------
                                                      --------------------------------------------------

3.     UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS

                                                                   GROWTH FUND    AGGRESSIVE GROWTH FUND
                                                                   -----------    ----------------------
       As of April 30, 1999
              Gross appreciation (excess of value over cost)     $  17,308,236         $   997,671
              Gross depreciation (excess of cost over value)          (628,970)           (435,780)
--------------------------------------------------------------------------------------------------------
              Net unrealized appreciation                        $  16,679,266         $   561,891
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

       These amounts represent the net increase in the value of investments (all of which are represented by long transactions) held at April 30, 1999.

4.     TRANSACTIONS WITH AFFILIATES:

       The Trust has entered into an advisory agreement with Stonebridge Capital Management, Inc. (the Adviser) for both Series. The advisory agreement has been approved by the Trust's Board of Trustees and shareholders. Pursuant to its advisory agreement with the Trust, the Adviser is entitled to an investment advisory fee, computed daily and payable monthly, at an annual rate of .75% and 1.00% of the average daily net assets of the Stonebridge Growth and Stonebridge Aggressive Growth Funds, respectively. For the six months ended April 30, 1999, advisory fees paid to the Adviser totaled approximately $111,000 and $250 for the Stonebridge Growth and Stonebridge Aggressive Growth Funds, respectively.

                   STONEBRIDGE FUNDS TRUST SEMI-ANNUAL REPORT
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4.     TRANSACTIONS WITH AFFILIATES (CONTINUED):

       The Adviser has agreed to defer its annual management fee to the extent necessary to limit the overall annual expenses of the Growth Fund and Aggressive Growth Fund to 1.50% and 2.90%, respectively; however, in circumstances where the Adviser is required to waive 100% of its annual management fee, it will not be responsible for reimbursing the Funds for additional expenses. Each Series will remain liable to the Adviser for all such expenses subsidized in any fiscal year, for a period of up to three years from the date the expenses were incurred, so long as reimbursement will not cause the annual expense ratio to exceed the expense limit in effect for that year; such a reimbursement would be recognized as an expense previously deferred in the Statement of Operations in the period it was incurred. As of April 30, 1999, the Stonebridge Growth Fund and the Stonebridge Aggressive Growth Fund had cumulative carryover of waived expenses of $147,350 and $66,368, respectively.

       On November 2, 1998, the Trust entered into an administration agreement with ALPS Mutual Funds Services, Inc. ("ALPS"). The administration agreement provides that ALPS will receive a monthly management fee equal to the annual rate of .10% of the average daily net assets in each Series up to $250,000,000 and .075% of the average daily net assets of each Series in excess of $250,000,000. At all times ALPS' fee will be no less than $6,250 per month per Series. For the six months ended April 30, 1999, ALPS received approximately $37,500 for administration services from each of the Series.

       Certain officers and trustees of the Trust are also officers and/or trustees of the Adviser and/or ALPS.

-------------------------------------------------------------------------------

                                  INTENTIONALLY
                                   LEFT BLANK

-------------------------------------------------------------------------------

                                     [LOGO]
                                STONEBRIDGE FUNDS
                              OFFICERS AND TRUSTEES
              Richard C. Barrett, CFA, CHAIRMAN, BOARD OF TRUSTEES
                                  AND PRESIDENT
             Debra L. Newman, VICE PRESIDENT, TREASURER AND TRUSTEE
                Charles E. Woodhouse, VICE PRESIDENT AND TRUSTEE
                Craig B. Burger, CFA, VICE PRESIDENT AND TRUSTEE
                        John G. Ayer, Ph.D, CFA, TRUSTEE
                        Selvyn B. Bleifer, M.D., TRUSTEE
                            Marvin Freedman, TRUSTEE
                            Charles F. Haas, TRUSTEE
                         William H. Taylor II, TRUSTEE
                      Thomas A. Carter, ASSISTANT TREASURER
                           Lisa A. Bruckert, SECRETARY

                               INVESTMENT ADVISER
                         STONEBRIDGE CAPITAL MANAGEMENT,
                                  INCORPORATED
                       1801 Century Park East, Suite 1800
                         Los Angeles, California 90067

                          ADMINISTRATOR AND DISTRIBUTOR
                        ALPS MUTUAL FUNDS SERVICES, INC.
                       370 Seventeenth Street, Suite 3100
                             Denver, Colorado 80202

                                 TRANSFER AGENT
                        NATIONAL FINANCIAL DATA SERVICES
                              330 West 9th Street
                           Kansas City, Missouri 64105

                                    CUSTODIAN
                                FIFTH THIRD BANK
                               Fifth Third Center
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                  LEGAL COUNSEL
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              555 S. Flower Street
                          Los Angeles, California 90071

                              INDEPENDENT AUDITORS
                              HEIN + ASSOCIATES LLP
                       717 Seventeenth Street, Suite 1600
                             Denver, Colorado 80202

This report and its financial statements are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus.